Common Stock - Schedule of Number of Shares of Common Stock Reserved for Future Issuance (Detail) - shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Number of shares of common stock reserved for future issuance	5,983,578	4,162,361	2,773,249
Options Issued and Outstanding
Class Of Stock [Line Items]
Number of shares of common stock reserved for future issuance	2,302,435	2,562,800	1,122,677
Restricted stock units
Class Of Stock [Line Items]
Number of shares of common stock reserved for future issuance	753,863	828,935	24,960
Options Available for Future Grants
Class Of Stock [Line Items]
Number of shares of common stock reserved for future issuance	2,007,250	215,043	1,350,582
Shares Available for Issuance under the 2018 ESPP
Class Of Stock [Line Items]
Number of shares of common stock reserved for future issuance	920,030	555,583	275,030
Previously Reported
Class Of Stock [Line Items]
Number of shares of common stock reserved for future issuance		4,159,626
Previously Reported | Options Available for Future Grants
Class Of Stock [Line Items]
Number of shares of common stock reserved for future issuance		212,308